SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, shares authorized (in shares)	150,000,000		150,000,000	150,000,000
Common shares, par value (in dollars per share)	$ 1.00		$ 1.00	$ 1.00
Common stock, value, authorized	$ 150,000		$ 150,000	$ 150,000
Common shares, shares outstanding (in shares)	109,943,594		108,222,604	109,943,594	101,302,404
Common shares, shares issued (in shares)	109,943,594		108,222,604	109,943,594	101,302,404
Common stock, value, issued	$ 109,944		$ 108,223	$ 109,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding beginning (in shares)			109,943,594	101,302,404
Common shares, shares issued beginning (in shares)			109,943,594	101,302,404
Repurchase and cancellation of treasury shares (in shares)		(1,500,000)	(1,984,647)	(3,500,000)
Issuance of shares (in shares)	12,067,789		0	12,067,789
Vesting of RSU's (in shares)			263,657	73,401
Common shares, shares outstanding end (in shares)	109,943,594		108,222,604	109,943,594	101,302,404
Common shares, shares issued ending (in shares)	109,943,594		108,222,604	109,943,594	101,302,404
Treasury shares repurchased (in shares)		3,500,000	2,000,000
Repurchase and cancellation of treasury shares			$ 24,484	$ 16,650
Payments for Commissions			40
Consideration for shares repurchased		$ 70,400
Net proceeds from the issuance of equity	$ 100,000		0	99,831	$ 0
Contributed surplus	$ 200,000		$ 200,000	$ 200,000